Filed with the Securities and Exchange Commission on May 23, 2005

1993 Act File No. 33-32476
1940 Act File No. 811-5970

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 34
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 35

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza, Chicago, Illinois, 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 537-7000

John Millette, Secretary	With a copy to:
Cash Account Trust 222 South Riverside Plaza Chicago, Illinois 60606-5808 (Name and Address of Agent for Service)	Deborah B. Eades David A. Sturms Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On ________________ pursuant to paragraph b(1)(iii)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	On______________ pursuant to paragraph (b)
☐	On ________________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Capital Assets Funds Preferred Shares

PROSPECTUS

May 23, 2005

Money Market Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolio Works

3	The Portfolio’s Main Investment Strategy

4	The Main Risks of Investing in the Portfolio

6	The Portfolio’s Performance History

7	How Much Investors Pay

8	Other Policies and Risks

8	Who Manages and Oversees the Portfolio

10	Financial Highlights

How to Invest in the Portfolio

11	Policies You Should Know About

14	Understanding Distributions and Taxes

Money Market Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio’s advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. The portfolio follows two policies designed to maintain a stable share price:

•	Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase.

•	The portfolio buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

–	have received the two highest short-term ratings from one NRSRO (if only one organization rates the security);

–	are unrated, but are determined to be of similar quality by the advisor; or

–	have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

•	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money

Money Market Portfolio

    3

market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

•	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

•	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

•	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest

4

   Money Market Portfolio

payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

Money Market Portfolio

    5

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Capital Assets Funds Preferred Shares are expected to commence operations on May 23, 2005. In the bar chart and table, the performance figures are based on the historical performance of the portfolio’s Institutional Money Market Shares, adjusted to reflect the estimated annual operating expenses of Capital Assets Funds Preferred Shares.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2005 total return as of March 31: 0.47%

For the periods included in the bar chart:

Best Quarter: 1.56%, Q3 2000	Worst Quarter: 0.13%, Q3 2003

 Average Annual Total Returns as of 12/31/2004

1 Year	5 Years	Since Inception*

0.84%	2.49%	2.85%

*	Commencement of operations on January 22, 1999.

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. ADP Clearing and Outsourcing Services, Inc., the sole sub-distributor of Capital Assets Funds Preferred Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

6

   Money Market Portfolio

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Capital Assets Funds Preferred Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.20%

Other Expenses*	0.28%

Total Annual Portfolio Operating Expenses**	0.65%

Less Expense Waiver/Reimbursement**	0.05%

Net Annual Operating Expenses**	0.60%

*	Other Expenses are estimated since no Capital Assets Funds Preferred Shares were issued as of the portfolio’s fiscal year end. Actual expenses may be different. Other Expenses include costs of shareholder servicing, custody and similar expenses which may vary with portfolio size and other factors.

**	Through July 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total operating expenses at 0.60% of average daily net assets.

 Example

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the portfolio’s Capital Assets Funds Preferred Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$61	$203	$357	$806

Money Market Portfolio

    7

  Other Policies and Risks
While the previous pages describe the main points of the portfolio’s strategy and risks, there is additional information to know:

•	The portfolio’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio holdings.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

  Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management (“DeAM”), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

8

   Other Policies and Risks

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio’s average daily net assets:

Portfolio Name	Fee Paid

Money Market Portfolio	17%

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Regulatory and litigation matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees, officers and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation, or other subjects arising from or related to the pending inquiries. Based on currently available information, the fund’s investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under its investment management agreements with the Scudder funds.

Who Manages and Oversees the Portfolios

    9

 Financial Highlights

The Capital Assets Funds Preferred Shares of the portfolio are expected to commence operations on May 23, 2005 and therefore no financial information is available for those shares. Below are the financial highlights for the portfolio’s Institutional Money Market Shares, whose historical performance was used to impute the performance shown for the Capital Assets Funds Preferred Shares on page 6. The information for the years ended April 30, 2004, April 30, 2003, April 30, 2002, April 30, 2001 and April 30, 2000 has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report (see “Shareholder reports” on the last page).

Money Market Portfolio — Institutional Money Market Shares

Years Ended April 30,	2004[a]		2004	2003		2002		2001		2000

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	.006		.009	.014		.03		.06		.05

Less distributions from net investment income	(.006)		(.009)	(.014)		(.03)		(.06)		(.05)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return (%)	.60	**	.93	1.45	[b]	2.85	[b]	6.32	[b]	5.50	[b]

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	93		106	110		100		287		183

Ratio of expenses before expense reductions (%)	.23	*	.24	.31		.25		.27		.29

Ratio of expenses after expense reductions (%)	.23	*	.24	.25		.23		.25		.25

Ratio of net investment income (%)	1.19	*	.92	1.44		2.83		6.25		5.58

a	For the six months ended October 31, 2004 (Unaudited).

b	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

10

   Financial Highlights

How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial institution, you should contact a representative of your financial institution for instructions on how to buy or sell portfolio shares.

  Policies You Should Know About
The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that financial advisors may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s Capital Assets Funds Preferred Shares. The portfolio has eight other share classes which are described in separate prospectuses and which have different fees, requirements and services.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Capital Assets Funds Preferred Shares that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, the Capital Assets Funds Preferred Shares pay an annual distribution fee, payable monthly, of 0.20% of the average daily net assets of Capital Assets Funds Preferred Shares. Because 12b-1 fees are paid out of the portfolio assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (888) 466-4250.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every

Policies You Should Know About

    11

business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will be notified.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/ FPO and US territories are acceptable) or for a non-resident alien.

Your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Orders to buy shares of the portfolio will be accepted only by wire transfer in the form of Federal Funds. In addition, the portfolio will not accept new accounts with a non-US address. Wire purchase transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold.

Please keep in mind that if you made a recent purchase by check and that check has not cleared yet,

12

   Policies You Should Know About

those funds will not be available for immediate redemption.

The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received).

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

Your financial institution may set its own minimum investments, although those set by the portfolio are $10,000 for the minimum initial investment.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial consultant for more information.

Short-term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board of the portfolio has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

We do not offer share certificates.

How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES TOTAL NUMBER OF SHARES OUTSTANDING	= NAV

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase or redeem portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are

Policies You Should Know About

    13

deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio’s shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons.

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the portfolio’s investment minimums at any time). All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

  Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

Your dividends will be automatically reinvested in portfolio shares.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is treated the same as a sale.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio prepares detailed tax information every January. These statements tell you the amount of dividends credited in that calendar year.

14

   Understanding Distributions and Taxes

 To Get More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get the reports automatically.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

If you’d like to ask for copies of these documents, please contact Scudder Investments, ADP Clearing and Outsourcing Services, Inc. or the SEC (see below). The Portfolio’s SAI and shareholder reports are also available through the Scudder web site at www.scudder.com. If you like, you can look over these materials and other information about the portfolio at the SEC’s Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC’s Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number:

Cash Account Trust                 811-5970
Money Market Portfolio

This page

intentionally
left blank
(not part of prospectus).

This page

intentionally
left blank
(not part of prospectus).

This page

intentionally
left blank
(not part of prospectus).

PROSPECTUS ENCLOSED
Capital
Assets
Funds
Preferred
Shares
May 23, 2005
Money Market Portfolio

 (RECYCLE SYMBOL) Printed on recycled paper

 ADP-CAFP-1 (5-23-05)

CASH ACCOUNT TRUST

Money Market Portfolio

Capital Assets Funds Preferred Shares

STATEMENT OF ADDITIONAL INFORMATION

May 23, 2005

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Capital Assets Funds Preferred Shares of the Portfolio noted above dated May 23, 2005, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-888-466-4250, or from the firm from which this Statement of Additional Information was obtained.

     The Annual Report of the Portfolio, dated April 30, 2004, and the Semi-Annual Report of the Portfolio dated October 31, 2004 which accompany this Statement of Additional Information may also be obtained free of charge by calling 1-888-466-4250. The financial statements contained therein, together with accompanying notes, are incorporated by reference into and are hereby deemed to be a part of this Statement of Additional Information.

     This Statement of Additional Information is incorporated by reference into the prospectus.

i

     This Statement of Additional Information contains information about the Capital Assets Funds Preferred Shares of the Money Market Portfolio (the “Portfolio”) offered by Cash Account Trust (the “Trust”).

INVESTMENT RESTRICTIONS

     The Trust has adopted for the Portfolio certain investment restrictions which, together with the investment objectives and policies of the Portfolio (except for policies designated as nonfundamental), may not be changed for the Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of the Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

     The Trust is an open-end diversified management investment company.

     The Portfolio may not:

     (1)      Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio’s assets would be invested in securities of that issuer.

     (2)      Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3)      Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     (4)      Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

     (5)      Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     (6)      Write, purchase or sell puts, calls or combinations thereof.

     (7)      Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (8)      Invest for the purpose of exercising control or management of another issuer.

     (9)      Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (10)      Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (11)      Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12)      Issue senior securities as defined in the 1940 Act.

     (13)      Concentrate 25% or more of the value of the Portfolio’s assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

     With regard to restriction #13, for purposes of determining the concentration of the Portfolio’s total assets, asset-backed securities will be classified separately, based on standard classification used by rating agencies. Currently, the following classifications are used: securities arbitrage programs, multi-seller programs, single-dweller programs, loan backed programs, hybrid programs and special investment vehicles.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

     The Portfolio, as a nonfundamental policy that may be changed without shareholder vote, may not:

     (i)      Invest more than 10% of total assets in non-affiliated registered investment companies.

     The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio’s net assets valued at the time of the transaction would be invested in such securities.

INVESTMENT POLICIES AND TECHNIQUES

     The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

     The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money and uses it to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment portfolios: the Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio. The Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

      The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing primarily in the following types of US Dollar-denominated money market instruments that mature in 12 months or less:

     1.      Obligations of, or guaranteed by, the US or Canadian governments, their agencies or instrumentalities.

     2.      Bank certificates of deposit, time deposits or bankers’ acceptances of US banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

     3.      Bank certificates of deposit, time deposits or bankers’ acceptances of foreign banks (including their US and foreign branches) having total assets in excess of $10 billion.

     4.      Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), or Duff & Phelps, Inc. (“Duff”); or (ii) if unrated, are determined to be at least equal in quality to one or more of the below ratings in the discretion of Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody’s, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see “Appendix—Ratings of Investments” in this Statement of Additional Information.

     5.      Repurchase agreements of obligations that are suitable for investment under the categories are set forth above. Repurchase agreements are discussed below.

     In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

     The Portfolio will normally invest at least 25% of its total assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio’s Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of US banks, or obligations issued by foreign entities, including US branches of foreign banks, involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

     The Portfolio may invest in high quality participation certificates (“Certificates”) representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the Certificates may be fixed or may be adjusted periodically or “float” continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the Certificates. Payments of principal and interest on the Certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio’s investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered Certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio’s assets.

     Investment Policies

     Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for the Portfolio but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio’s performance.

     Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers’ acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although the Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

     The Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio’s assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

     Banker’s acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Portfolio’s limitation on investments in illiquid securities.

     Certificates of Participation. The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio’s Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

     Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered “illiquid” securities and will count towards a fund’s limit on investing in illiquid securities.

     Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

     Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

     The Trust’s Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an “underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     The Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

     The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Portfolio’s decision to sell a restricted or illiquid security and the point at which the Portfolio is permitted or able to sell such security, the Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio.

     Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of the Portfolio’s investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

     Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, may not borrow except in accordance with its fundamental and nonfundamental policies.

     Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Portfolio may be used for letter of credit backed investments.

     Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, the Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent the Portfolio’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio’s investment portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to fund securities which experience a downgrade in rating or suffer a default.

     Securities eligible for investment by the Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

     The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term “Government Securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to the management’s appraisal of money market conditions. The Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

     Municipal Securities. Municipal Securities generally are classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. The Portfolio may invest in short-term “private activity” bonds. Municipal securities such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

     Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal

Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

     Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

     The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody’s (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to the Portfolio’s Advisor; (d) have at the time of purchase Moody’s short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P’s municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of Portfolio’s Advisor. See “Appendix” for a more detailed discussion of the Moody’s and S&P ratings outlined above. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act.

     Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio’s shareholders. Such dividend income may be subject to state and local taxes. The Portfolio’s assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in 12 months or less at the time of purchase. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

     The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

     Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

     Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

     The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff.

     A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) “acquires a security” (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

     It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

     Section 4(2) Paper. Subject to its investment objectives and policies, the Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Portfolio’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

     Securities Backed by Guarantees. The Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Portfolio and affect its share price.

     Stand-by Commitments. A stand-by commitment is a right acquired by the Portfolio, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), to sell up to the same principal amount of such securities back to the seller, at the Portfolio’s option, at a specified price. Stand-by commitments are also known as “puts.” The exercise by the Portfolio of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

     Stand-by commitments acquired by the Portfolio may have the following features: (1) they will be in writing and will be physically held by the Portfolio’s custodian; (2) the Portfolio’s right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor’s opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Portfolio’s acquisition cost (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

     The Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for Portfolio securities which are acquired subject to the commitments.

     It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Portfolio has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

     The Advisor understands that the Internal Revenue Service (the “Service”) has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

     Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals not exceeding 12 months to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to the Portfolio will be that of holding such a long-term bond and the weighted average maturity of the Portfolio’s investments and the Portfolio’s liquidity would be adversely affected.

     These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Portfolio, the Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Portfolio in a manner designed to minimize any adverse impact from these investments.

     US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

     Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

     Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

     US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

     Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

     Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio’s average maturity. As a result, the Portfolio’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

     Variable Rate Securities. The Portfolio may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

     Investment Company Securities. The Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     Disclosure of Portfolio Holdings. The Portfolio’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Trust.

     The Trust’s procedures permit nonpublic portfolio holdings information to be shared with affiliates of DeAM, sub-advisers, custodians, independent auditors, securities lending agents and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Portfolio has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

     Prior to any disclosure of the Portfolio’s nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Trustees of the Trust must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Trustees of the Trust.

MANAGEMENT OF THE PORTFOLIO

Investment Advisor

     Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), which is part of Deutsche Asset Management (“DeAM”), is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Trust, DeIM, with headquarters at 345 Park Avenue, New York, New York, 10154 makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolio’s investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

     Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

     DeIM, together with its predecessors, is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm to DeIM reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company (“Zurich”) acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder’s name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

     The Advisor manages the Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees.

     Pursuant to an investment management agreement with the Portfolio, the Advisor acts as the Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of the Portfolio if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

     Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

     The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor’s clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor’s international investment management team travels the world researching hundreds of companies. In selecting securities in which the Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to the Portfolio are based primarily on the analyses of its own research department.

     In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

     Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.

     The present investment management agreement (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last renewed by the Trustees on September 24, 2004, will continue in effect until September 30, 2005 and continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of the Portfolio.

     The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminate in the event of their assignment.

     Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management consistent with the Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to the Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

     Under the Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust’s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust’s federal, state and local tax returns; preparing and filing the Trust’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust’s operating budget; processing the payment of the Trust’s bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

     Under the Agreement, the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

     The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

     The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

     In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolio’s expense.

     For the services and facilities furnished to the Portfolio, the Portfolio pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Trust, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of average daily net assets over $3 billion. The investment management fee is computed based on the combined average daily net assets of the Trust and allocated among the portfolios based upon the relative net assets of each Portfolio. Pursuant to the Agreement, the Portfolio paid the Advisor fees of $2,975,579, $5,457,329 and $9,711,942 for the six-month period ended October 31, 2004 and the fiscal years ended April 30, 2004 and 2003, respectively.

     Board Considerations in Connection with Annual Renewal of Investment Management Agreement. The Board of Trustees approved the continuance of the Portfolio’s investment management agreement at a meeting held on September 23 and 24, 2004. As part of the annual contract review process, commencing in July, 2004, the Board, as a whole, the Independent Trustees, separately, and the Portfolio’s Oversight Committee met on several occasions to consider the renewal of the Portfolio’s investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, requested and received responses from the Advisor and received advice from independent legal counsel. The Independent Trustees also retained an independent consultant to evaluate the appropriateness of the groupings used by the Advisor for purposes of comparing fees of similar funds and other institutional accounts. The Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committee’s findings and recommendations and presented its recommendations to the full Board. At a meeting on September 24, 2004, the Board concluded that the terms of the investment management agreement for the Portfolio are fair and reasonable and the continuance of the agreement is in the best interest of the Portfolio. As a part of its decision-making process, the Board noted that the Advisor and its predecessors have managed the Portfolio since its inception, and the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. As such, the Board considered, in particular, whether the Advisor managed the Portfolio in accordance with its investment objectives and policies as disclosed to shareholders. The Board concluded that the Portfolio was managed by the Advisor consistent with its investment objectives and policies.

     In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor, including information with respect to administrative services provided under the investment management agreements and in compliance with legal requirements; (ii) the management fees, expense ratios and asset size of the Portfolio relative to peer groups; (iii) the level of the Advisor’s profits with respect to the management of the Portfolio, including the methodology used to allocate costs among funds advised by the Advisor and an attestation report from an accounting firm as to the methodology employed; (iv) the short-term and long-term performance of the Portfolio relative to appropriate peer groups; (v) fall-out benefits to the Advisor from its relationship to the Portfolio, including revenues derived from services provided to the Portfolio by affiliates of the Advisor; (vi) the potential incidental benefits to the Advisor and its affiliates, the Portfolio and its shareholders; and (vii) general information about the Advisor. With respect to investment performance, Portfolio expenses and Advisor profitability, the Board focused primarily on data for the period ended December 31, 2003, but also considered more recent investment performance and its observations from ongoing performance reviews. In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Board receives information and reports on investment performance as well as operational and compliance matters.

     Investment Performance. The Board reviewed the Portfolio’s investment performance as well as the performance of relevant peer groups of funds. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance and steps taken by the Advisor to improve any underperformance. In particular, the Board noted that the Advisor has a process by which it identifies those funds experiencing significant underperformance relative to their peer group (on a gross return basis) for designated time periods (“Focus Funds”) and provides more frequent reports of steps to monitor and improve performance of the Focus Funds. The Board noted that during the period in which the Board was the Portfolio had not been identified as a Focus Fund.

     Fees and Expenses. The Board considered the Portfolio’s management fee rates, expense ratios and asset size relative to an appropriate peer group of funds. The Board also considered the Portfolio’s management fee rates as compared to fees charged by the Advisor and certain of its affiliates for non-investment company institutional accounts. The Board noted that the mix of services under the Portfolio’s investment management agreements versus those under the Advisor’s advisory agreements for non-investment company institutional accounts differ significantly.

     Profitability. The Board considered the level of the Advisor’s profits with respect to the management of the Portfolio, including a review of the Advisor’s methodology in allocating its costs to the management of the Portfolio. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. The Board also considered the Advisor’s overall profit margins in comparison with available industry data.

     Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolio and whether the Portfolio has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee for the Portfolio included four breakpoints, designed to share economies of scale with the shareholders.

     Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor’s staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

     Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

     Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

     Code of Ethics

     The Trust, the Advisor and principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act. The Advisor’s Code of Ethics covers officers and trustees too. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO SERVICE PROVIDERS

Underwriter

     Pursuant to an underwriting and distribution services agreement (the “Distribution Agreement”), Scudder Distributors, Inc. (“SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the

Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

     The Distribution Agreement, last approved by the Trustees on September 24, 2004, will continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days’ written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a “majority of the outstanding voting securities” of the Trust as defined under the 1940 Act.

     As principal underwriter for the Trust, SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

     SDI has entered into related administration services and selling group agreements (“services agreements”) with various firms to provide cash management and other services for shareholders of the Capital Assets Funds Preferred Shares of the Portfolio. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms’ clients. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding the Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. SDI also may provide some of the above services for the Portfolio. SDI normally pays such firms for services at a maximum annual rate of 0.10% of average daily net assets of those accounts in the Capital Assets Funds Preferred Shares of the Portfolio that they maintain and service. SDI in its discretion may pay certain firms additional amounts. SDI pays all expenses of distribution of shares not otherwise paid by dealers and other financial services firms.

     SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolio.

Rule 12b-1 Plans

     The Portfolio has adopted for the Capital Assets Funds Preferred Shares a plan in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the Distribution Agreement and pursuant to the 12b-1 Plan, the Portfolio pays SDI a distribution services fee, payable monthly, at the annual rate of 0.20% of average daily net assets with respect to the Capital Assets Funds Preferred Shares of the Portfolio. Expenditures by SDI on behalf of the Portfolio need not be made on the same basis that such fees are collected. The fees are accrued daily as an expense of the Portfolio.

     The 12b-1 Plan may not be amended to increase the fee to be paid by the Capital Assets Funds Preferred Shares of the Portfolio without approval by a majority of the outstanding voting securities of the Capital Assets Funds Preferred Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. The

12b-1 Plan may be terminated for the Capital Assets Funds Preferred Shares of the Portfolio at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Capital Assets Funds Preferred Shares of the Portfolio.

Sub-Distributor

     ADP Clearing and Outsourcing Services, Inc., acts as sole sub-distributor of the Capital Assets Funds Preferred Shares.

Independent Registered Public Accounting Firm

     Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent registered public accounting firm, audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Trust and the Independent Trustees.

Fund Accounting Agent

     Scudder Fund Accounting Corporation (“SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

     Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolio.

Administrator

     Pursuant to the Sub-Accounting and Sub-Administrator Agreement, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolio.

Custodian, Transfer Agent And Shareholder Service Agent

     State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, (the “Custodian”) as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio.

     State Street also acts as transfer agent for the Portfolio. Pursuant to a services agreement with State Street, Scudder Investments Service Company (“SISC”), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as “Shareholder Service Agent.” State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

	Fees Paid to SISC
Fund	Six months ended October 31, 2004	Fiscal Year 2004	Fiscal Year 2003
Money Market Portfolio	$4,362,721	$3,173	$11,854,834

     Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (“DST”), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolio.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

     The Advisor is generally responsible for placing the order for the purchase and sale of portfolio securities, including the allocation of brokerage. The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

     Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

     It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolio to their customers. However, the Advisor does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

     The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

     In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

     Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

     The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

     Investment decisions for the Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

     Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Board of the Trust, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

     During the last three fiscal years the Portfolio paid no portfolio brokerage commissions.

     Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases.

PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio’s agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”).

Certificates. Share certificates will not be issued.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Portfolio’s shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Portfolio’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Portfolio through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Portfolio through the Shareholder Service Agent for these services.

     Purchase of Shares

     Shares of the Portfolio are sold at net asset value only through ADP Clearing and Outsourcing Services, Inc. (“ADP”).

     The Portfolio seeks to have its investment portfolio as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank’s account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

     The Portfolio is open for business each day the New York Stock Exchange is open. Orders for purchase of shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Normally, the Portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time. Shares purchased by wire will receive (i) that day’s dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination; (ii) the dividend for the next calendar day if effected after the 4:00 p.m. Eastern time net asset value determination.

     Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

     If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the Portfolio bank account (CAT Money Market Portfolio 46: 98-0119-980-3) and further credit to your account number.

     Redemption of Shares

     General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

     The Portfolio may suspend the right of redemption or delay payment more than one business day (a) during any period when the New York Stock Exchange (“Exchange”) is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust’s shareholders.

     In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

     Although it is the Portfolio’s present policy to redeem in cash, upon consent of a redeeming shareholder, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

     If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or

Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

     If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

     Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

     ADP may independently establish and charge other amounts to their clients to redeem Portfolio shares.

     Regular Redemptions. When shares are held for the account of a shareholder by the Trust’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

     Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-888-466-4250. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

     Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 4:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-888-466-4250 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

     Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. ADP may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

     Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

     The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

     Special Features

     Exchange Privilege. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below.

     Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.—Prime Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Treasury Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.—Tax-Free Series, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder’s state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

     The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the principal underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-888-466-4250 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days’ prior written notice of any termination or material change will be provided.

     Automatic Withdrawal Program. An owner of $5,000 or more of the Portfolio’s Capital Assets Funds Preferred Shares may provide for the payment from the owner’s account of any requested dollar amount up to $50,000 to be paid to the owner or the owner’s designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

     Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) trusteed by State Street Bank (“State Street”). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

     Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

     Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer’s financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer’s payroll bank in the case of Direct Deposit, and your account. Your bank’s crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-888-466-4250; or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

     Internet Access

     World Wide Web Site. Scudder maintains a web site that is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

DIVIDENDS

     Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at net asset value on the last business day of the month. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date.

     The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. While the Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

     If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see “Purchase of Shares”). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

NET ASSET VALUE

     The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES

     The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolio. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Portfolio.

     The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from the Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

     Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

     The Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

     Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes.

     Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which State Street serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

OFFICERS AND TRUSTEES

     The following table presents certain information regarding the Trustees and Officers of the Trust as of May 23, 2005. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee’s term of office extends until the next shareholders’ meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

     Independent Trustees

Name, Year of
Birth, Position(s)
Held with the Trust		Number of Funds
and Length of Time	Principal Occupation(s) During Past 5 Years and	in Fund Complex
Served(1)	Other Directorships Held	Overseen
Shirley D. Peterson (1941) Chairman since 2004, Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champions Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005 - present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	76

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	76

Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company; (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	76

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994).	76

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products).	76

Name, Year of
Birth, Position(s)
Held with the Trust		Number of Funds
and Length of Time	Principal Occupation(s) During Past 5 Years and	in Fund Complex
Served(1)	Other Directorships Held	Overseen
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	76

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm).	76

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001); Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago.	76

Robert H. Wadsworth (1940) Trustee, 2004-present	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983 to present). Director, The Germany Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999- 2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

	*Inception date of the corporation which was the predecessor to the L.L.C.	76

John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	76

     Interested Trustee and Officers(2)

Name, Date of Birth,
Position(s) Held with the		Number of Funds
Trust and Length of	Principal Occupation(s) During Past 5 Years and	in Scudder Fund
Time Served(1)	Other Directorships Held	Complex Overseen
William N. Shiebler(4) (1942) Trustee, 2004-present	Vice Chairman, Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	128

Name, Date of Birth,
Position(s) Held with the		Number of Funds
Trust and Length of	Principal Occupation(s) During Past 5 Years and	in Scudder Fund
Time Served(1)	Other Directorships Held	Complex Overseen
Julian F. Sluyters(4) (1960) President and Chief Executive Officer, 2004-present	Managing Director(3), Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004), Scudder Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management.	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director(3), Deutsche Asset Management.	n/a

Kenneth Murphy(5) (1963) Vice President, 2002-present	Director(3), Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000).	n/a

Paul Schubert(5) (1963) Chief Financial Officer, 2004-present	Managing Director(3), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1994-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998).	n/a

Charles A. Rizzo(5) (1957) Treasurer, 2002-present	Managing Director(3), Deutsche Asset Management (since April 2004); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).	n/a

John Millette(5) (1962) Secretary, 2001-present	Director(3), Deutsche Asset Management.	n/a

Lisa Hertz(4) (1970) Assistant Secretary, 2003-present	Vice President, Deutsche Asset Management.	n/a

Daniel O. Hirsch(6) (1954) Assistant Secretary, 2002-present	Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities, Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds, Ltd. (2002-2004).	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director(3), Deutsche Asset Management.	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director(3), Deutsche Asset Management.	n/a

Kathleen Sullivan D’Eramo (5) (1957) Assistant Treasurer, 2003-present	Director(3), Deutsche Asset Management.	n/a

Name, Date of Birth,
Position(s) Held with the		Number of Funds
Trust and Length of	Principal Occupation(s) During Past 5 Years and	in Scudder Fund
Time Served(1)	Other Directorships Held	Complex Overseen
Phillip Gallo(4) (1962) Chief Compliance Officer 2004-present	Managing Director(3), Deutsche Asset Management (2003-present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003).	n/a

(1)	Length of time served represents the date that each Trustee was first elected to the common board of Trustees/Directors which oversees a number of investment companies, including the Portfolio, managed by the Advisor. For the Officers of the Trust, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees/Directors.

(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Portfolio.

(3)	Executive title, not a board of directorship.

(4)	Address: 345 Park Avenue, New York, New York 10154.

(5)	Address: Two International Place, Boston, Massachusetts 02110.

(6)	Address: One South Street, Baltimore, Maryland 21202.

Officers’ Role with Principal Underwriter: Scudder Distributors, Inc.

Caroline Pearson: Philip J. Collora:	Secretary Assistant Secretary

     Trustees’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust’s Board members are not affiliated with the Advisor.

     The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

     Board Committees: The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

     Audit Committee: The Audit Committee, which consists entirely of Independent Trustees, makes recommendations regarding the selection of independent registered public accounting firms for the funds, confers with the independent registered public accounting firms regarding the funds’ financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman, William McClayton and Lewis A. Burnham. The Audit Committee held eight meetings during calendar year 2004.

     Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Trust’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chair), James R. Edgar, William McClayton and Shirley D. Peterson. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held six meetings during calendar year 2004.

     Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Trustees, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee was established in November, 2004 and therefore held no meetings during calendar year 2004.

     Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), William N. Shiebler, Donald L. Dunaway (alternate) and John G. Weithers (alternate). The Valuation Committee held one meeting during calendar year 2004.

     Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the funds, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine, Robert H. Wadsworth and John G. Weithers. The Equity Oversight Committee held four meetings during calendar year 2004.

     Fixed Income Oversight Committee: The Fixed Income Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed Income Oversight Committee held five meetings during calendar year 2004.

     Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing the Portfolio’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Robert H. Wadsworth and John G. Weithers. The Operations Committee held six meetings during calendar year 2004.

     Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolio’s investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Trust and receives a management fee for its services.

     The Board of Trustees of the Trust established a deferred compensation plan for the Independent Trustees (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee’s share ownership.

     Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Portfolio and aggregate compensation from the fund complex during the calendar year 2004.

		Pension or
		Retirement
		Benefits Accrued	Total Compensation
	Compensation from	as Part of	Paid to Trustees from
Name of Trustee	Money Market Portfolio	Fund Expenses	Fund Complex(4)(5)
John W. Ballantine	$7,925	$0	$194,195
Lewis A. Burnham	$9,259	$0	$217,840
Donald L. Dunaway(1)	$7,965	$0	$212,925
James R. Edgar(2)	$6,640	$0	$171,820
Paul K. Freeman	$7,365	$0	$190,635
Robert B. Hoffman	$7,870	$0	$185,550
William McClayton(3)	$0	$0	$0
Shirley D. Peterson(6)	$8,446	$0	$219,375
Robert H. Wadsworth(7)	$0	$0	$171,000
John G. Weithers	$6,690	$0	$173,260

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $5,744.

(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $72,353.

(3)	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

(4)	For each Trustee, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Trustee, except Mr. Wadsworth, currently serves on the boards of 26 DeAM trusts/corporations comprised of 76 funds/portfolios. Mr. Wadsworth currently serves on the boards of 27 DeAM trusts/corporations comprised of 29 funds/portfolios.

(5)	Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of ad hoc committees of the Chicago Board in connection with the possible consolidation of the various Scudder Fund Boards. Such amounts totaled $10,170 for Mr. Burnham and Ms. Peterson. These meeting fees were borne by the Scudder Funds. In addition, the aggregate compensation reflects amounts paid to the Trustees for ad hoc committee meetings held with respect to legal and regulatory matters. These amounts totaled $11,865 for Messrs. Ballantine and Dunaway and $8,475 for Mr. Freeman and Ms. Peterson. These meeting fees were borne by the Advisor.

(6)	Includes $27,470 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

(7)	Mr. Wadsworth was appointed to the Chicago Board on December 30, 2004. He served as a member of the New York Board and the Germany Funds Board in 2004, for which he received the indicated compensation.

     Mr. Freeman, prior to his service as Independent Trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

     In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Scudder funds, the Advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Scudder funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting such Scudder funds or the Advisor (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Scudder funds against the Scudder funds, their Trustees/Directors and officers, the Scudder funds investment advisor and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Scudder funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, the Advisor has also agreed, subject to applicable law and regulation, to indemnify the Trust’s Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The Advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the Trust’s Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Scudder funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a trustee of the Scudder funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the Advisor will survive the termination of the investment management agreements between the Advisor and the Scudder funds.

     Trustee Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee’s personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee’s share ownership of the Portfolio and all funds in the fund complex overseen by each Trustee as of December 31, 2004.

	Dollar Range of	Aggregate Dollar
	Securities Owned in	Range of Securities
	Cash Account Trust:	Owned in All Funds in
	Money Market	the Fund Complex
Name of Trustee	Portfolio	Overseen by Trustee
John W. Ballantine	$0	Over $100,000
Lewis A. Burnham	$0	Over $100,000
Donald L. Dunaway*	$0	Over $100,000
James R. Edgar*	$0	Over $100,000
Paul K. Freeman**	$0	Over $100,000
Robert B. Hoffman	$0	Over $100,000
William McClayton***	$0	$10,001-$50,000
Shirley D. Peterson	$0	Over $100,000
William N. Shiebler	$0	Over $100,000
Robert H. Wadsworth***	$0	Over $100,000
John G. Weithers	$0	Over $100,000
		Over $100,000

*	The dollar range of shares shown includes shadow shares of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”

**	Mr. Freeman owned over $100,000 in other funds in the Scudder Fund Complex.

***	Newly appointed Trustees as of December 30, 2004.

     As of April 27, 2005, all Trustees and Officers of the Trust as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of any class of the Portfolio’s outstanding shares.

     To the best of the Trust’s knowledge, as of April 27, 2005, no person owned of record or beneficially 5% or more of any class of the Portfolio’s outstanding shares, except as noted below.

Money Market Portfolio - Institutional Select Shares	SCUDDER INVESTMENT	16.76%
	AUDIT ACCT
	KANSAS CITY MO 64105-1514

Money Market Portfolio - Institutional Select Shares	DEUTSCHE INVESTMENT MANAGEMENT	83.24%
	AMERICAS INC
	NEW YORK, NY 10005-1901

Money Market Portfolio - Institutional Shares	FOSTER & SEARS LLP	10.52%
	OWENS
	ARLINGTON, TX 76015-6008

Money Market Portfolio - Institutional Shares	FOSTER & SEARS LLP	10.31%
	FIBREBOARD
	ARLINGTON TX 76015-6008

Money Market Portfolio - Premium Reserve Money Market Shares	FIDUCIARY TRUST CO INT’L AS AGENT	23.15%
	NEW YORK, NY 10020-2302

Money Market Portfolio - Service Shares	GUARANTEE & TRUST CO TTEE FBO	22.85%
	RICHARD G COLE IRA
	CAKEDIBUA NU 49316-9045

Money Market Portfolio - Service Shares	JOHN F FUZAK	13.87%
	JAN D FUZAK
	OKEMOS MI 48864-3625

Money Market Portfolio - Service Shares	SUSAN E MOHR	7.92%
	KENNETH R KRENTZ
	WILLIAMSTON MI
	48895-9439

Money Market Portfolio - Institutional Shares	LPL FINANCIAL SERVICES	68.70%
	SAN DIEGO CA 92121-1968

Money Market Portfolio - Premier Shares	LPL FINANCIAL SERVICES	97.58%
	SAN DIEGO CA 92121-1968

Money Market Portfolio - Service Shares	JOHN H CHANEY	10.13%
	SUN CITY AZ 85372-2337

Money Market Portfolio - Service Shares	NORMA H LINDERHOLM	11.49%
	SHIELA LINDERHOLM HANSEN
	BROOMFIELD CO 80020-1383

Ownership in Securities of the Advisor and Related Companies

As reported to the Trust, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Portfolios and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolios (including Deutsche Bank AG).

				Value of	Percent of
	Owner and			Securities on	Class on an
	Relationship to			an Aggregate	Aggregate
Independent Trustee	Trustee	Company	Title of Class	Basis	Basis

John W. Ballantine		None
Lewis A. Burnham		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None
John G. Weithers		None

TRUST ORGANIZATION

     The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into eight classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, Service Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares. Government & Agency Securities Portfolio is divided into five classes of shares: Premier Money Market Shares, Services Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, and Capital Assets Funds Shares. Tax-Exempt Portfolio is divided into six classes of shares: Managed Shares, Institutional Shares, Premier Money Market Shares, Services Shares II, Davidson Cash Equivalent Shares and Capital Assets Funds Shares.

     The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the Portfolio’s prospectuses and SAIs. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

     The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust, as amended (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

     Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

     The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

     The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

PROXY VOTING GUIDELINES

     The Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights—The Advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance—The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

•	Anti-Takeover Matters—The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters—The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters—The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

     The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

     Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the fund’s best interests, determine under some circumstances to vote contrary to those positions.

     The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

     The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

     As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

     You may obtain information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s website at www.sec.gov or by visiting our website at scudder.com (type “proxy voting” in the search field).

FINANCIAL STATEMENTS

     The financial statements, including the portfolio of investments, of the Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated April 30, 2004 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information. The unaudited financial statements, including the portfolio of investments of the Portfolio, together with the Financial Highlights and notes to the financial statements in the Semi-Annual Reports to Shareholders of the Portfolio dated October 31, 2004 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information. Information concerning portfolio holdings of a Scudder Fund as of a month end is available upon request no earlier than the 16th day after month end. Please call the number appearing on the front cover of this Statement of Additional Information to make such a request.

ADDITIONAL INFORMATION

     The CUSIP number of CAT Money Market Portfolio’s Capital Assets Funds Preferred Shares is 147539  68  8.

     The Portfolio has a fiscal year end of April 30.

     The Portfolio’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

APPENDIX—RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

     Commercial paper rated by Standard & Poor’s Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

     The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, 2 or 3.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

     Moody’s Investors Service, Inc.’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR’S CORPORATION BOND RATINGS, CORPORATE BONDS

     AAA. This is the highest rating assigned by Standard & Poor’s Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY’S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP’S INC. BOND RATINGS

     AAA—Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

     AA—High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

CASH ACCOUNT TRUST

PART C
OTHER INFORMATION

Item 23	Exhibits
	(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated March 17, 1990, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

	(b)	(1)	By-Laws of the Registrant are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

		(2)	Amended By-Laws of the Registrant, dated November 29, 2000, are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

		(3)	Amendment to By-Laws of Registrant, dated November 19, 2003, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(4)	Amendment to By-Laws of Registrant, dated September 24, 2004, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

	(c)	(1)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Money Market Portfolio Retail, Premier, Institutional, and Service Shares, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Tax-Exempt Portfolio Scudder Managed and Scudder Institutional Shares, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement.

		(3)	Re-designation of Classes of Shares of Beneficial Interest and Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares, Institutional Money Market Shares and Premium Reserve Money Market Shares within the Money Market Portfolio, dated November 11, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(4)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares and Service Shares within the Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares within the Tax-Exempt Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

1

Item 23	Exhibits
		(6)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Institutional Select Money Market Shares within the Money Market Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

		(7)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Money Market and Davidson Cash Equivalent Plus Shares – Money Market within the Money Market Portfolio is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(8)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Government & Agency and Davidson Cash Equivalent Plus Shares – Government & Agency within the Government & Agency Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(9)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Tax Exempt within the Tax-Exempt Portfolio is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(10)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Capital Assets Funds Shares and Capital Assets Funds Preferred Shares within the Money Market Portfolio, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(11)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value with respect to Capital Assets Funds Shares within the Government & Agency Securities Portfolio, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(12)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Capital Assets Funds Shares and Service Shares II within Tax-Exempt Portfolio, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

	(d)	(1)	Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(2)	Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

		(3)	Investment Management Agreement between the Registrant, on behalf of Money Market Portfolio, Tax-Exempt Portfolio and Government Securities Portfolio, and Deutsche Investment Management Americas Inc., dated April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(4)	First Amendment to Investment Management Agreement, dated March 19, 2003 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

	(e)	(1)	Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(3)	Underwriting and Distribution Services Agreement between the Registrant and Scudder Distributors, Inc., dated April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

	(f)		Not applicable.

2

Item 23	Exhibits
	(g)	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street Bank”), dated April 19, 1999, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement.

		(2)	Amended Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street Bank”), dated January 5, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

	(h)	(1)	Agency Agreement between the Registrant and Kemper Service Company, dated September 6, 1990, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

		(2)	Supplement, dated April 1, 1995, to Agency Agreement between the Registrant and Kemper Service Company, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

		(3)	Fund Accounting Services Agreement between the Registrant, on behalf of Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(4)	Fund Accounting Services Agreement between the Registrant, on behalf of Money Market Portfolio, and Scudder Fund Accounting Corporation dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(5)	Fund Accounting Services Agreement between the Registrant, on behalf of Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(6)	First Amendment to Fund Accounting Services Agreement, dated March 19, 2003 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

		(7)	Form of Administration, Shareholder Services and Distribution Agreement dated July 1998 between the Registrant, and Kemper Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(8)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Retail Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

3

Item 23	Exhibits
		(9)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Premier Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(10)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Institutional Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(11)	Form of Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio Cash Managed Shares, and Kemper Distributors, Inc., dated September 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

		(12)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc., dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(13)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Government Securities Portfolio —Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(14)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(15)	Shareholder Services Agreement between the Registrant, on behalf of Premium Reserve Money Market Shares and Institutional Money Market Shares of Money Market Portfolio and Tax-Exempt Cash Managed Shares of Tax-Exempt Portfolio, and Scudder Distributors, Inc., dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

	(i)		Legal Opinion of Counsel, filed herewith.

	(j)		Consent of Independent Registered Public Accounting Firm, filed herewith.

	(k)		Not applicable.

	(l)		Not applicable.

4

Item 23	Exhibits
	(m)	(1)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(2)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(3)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(4)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	12b-1 Plan between the Registrant, on behalf of the Government Securities Portfolio —Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(6)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(7)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Service Shares, dated November 16, 1999 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(8)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Service Shares, dated November 16, 1999 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(9)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Institutional Money Market Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

		(10)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premium Reserve Money Market Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

5

Item 23	Exhibits
		(11)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

		(12)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(13)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(14)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(15)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(16)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(17)	12b-1 Plan between the Registrant, on behalf of Money Market Portfolio — Capital Assets Funds Shares, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(18)	12b-1 Plan between the Registrant, on behalf of Government & Agency Securities Portfolio — Capital Assets Funds Shares, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(19)	12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Capital Assets Funds Shares, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(20)	12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Service II Shares, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

		(21)	12b-1 Plan between the Registrant on behalf of Money Market Portfolio — Capital Assets Funds Preferred Shares dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

	(n)	(1)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Series, dated November 17, 1998, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 28, 1999, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

		(3)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(4)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government Securities Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

6

Item 23	Exhibits
		(6)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(7)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(8)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated December 1, 2002 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

		(9)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government & Agency Securities Portfolio, dated September 27, 2004 incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(10)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 27, 2004 incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(11)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated September 27, 2004 incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

		(12)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

		(13)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government & Agency Securities Portfolio, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

		(14)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated May 12, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

	(p)	(1)	Code of Ethics for Cash Account Trust is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

		(2)	Code of Ethics for Scudder Funds, as of April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(3)	Code of Ethics for Deutsche Asset Management, dated February 1, 2004 is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

Item 24 Persons Controlled by or under Common Control with Fund

None

Item 25 Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

7

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the “Transaction”). In connection with the Trustees’ evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not “interested persons” of Scudder, Deutsche Bank or Registrant (the “Independent Trustees”) for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees’ consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26 Business and Other Connections of Investment Advisor

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27 Principal Underwriters

(a)

Scudder Distributors, Inc. acts as principal underwriter of the Registrant’s shares and acts as principal underwriter for registered open-end management investment companies, other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

(b)

Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

8

(1)
Scudder Distributors, Inc.	(2)	(3)
Name and Principal	Positions and Offices with	Positions and
Business Address	Scudder Distributors, Inc.	Offices with Registrant
Thomas F. Eggers
1325 Avenue of the Americas
New York, NY 10019	Chairman and Director	None

Jonathan R. Baum
1325 Avenue of the Americas	Chief Executive Officer, President and
New York, NY 10019	Director	None

Michael L. Gallagher
222 South Riverside Plaza
Chicago, IL 60606	Vice President and Director	None

John W. Edwards, Jr.
60 Wall St.
New York, NY 10005	Chief Financial Officer and Treasurer	None

Michael Volo
1325 Avenue of the Americas
New York, NY 10019	Chief Operating Officer and Vice President	None

Caroline Pearson
Two International Place
Boston, MA 02110-4103	Secretary	Assistant Secretary

Linda J. Wondrack
Two International Place
Boston, MA 02110-4103	Vice President and Chief Compliance Officer	None

David Edlin
222 South Riverside Plaza
Chicago, IL 60606	Vice President	None

Robert Froelich
222 South Riverside Plaza
Chicago, IL 60606	Vice President	None

M. Patrick Donovan
Two International Place	Vice President & Anti-Money Laundering
Boston, MA 02110-4103	Compliance Officer	None

Thomas Winnick
1325 Avenue of the Americas
New York, NY 10019	Vice President	None

Gigi Szekely
1251 Avenue of the Americas
New York, NY 10020	Vice President	None

Philip J. Collora
222 South Riverside Plaza		Vice President and
Chicago, IL 60606	Assistant Secretary	Assistant Secretary

9

     (c) Not applicable

Item 28 Location of Accounts and Records

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant’s investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant’s principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions or transfer agency functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of DST Systems, Inc., 127 West 10th Street, Kansas City, Missouri, and of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29 Management Services

Not applicable.

Item 30 Undertakings

Not applicable.

10

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of May, 2005.

CASH ACCOUNT TRUST

By:	/s/ Julian F. Sluyters

Julian F. Sluyters
Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ William N. Shiebler* William N. Shiebler	Trustee	May 23, 2005
/s/ Paul Schubert Paul Schubert	Chief Financial Officer	May 23, 2005
/s/John W. Ballantine John W. Ballantine*	Trustee	May 23, 2005
/s/Lewis A. Burnham Lewis A. Burnham*	Trustee	May 23, 2005
/s/Donald L. Dunaway Donald L. Dunaway*	Trustee	May 23, 2005
/s/James R. Edgar James R. Edgar*	Trustee	May 23, 2005
/s/Paul K. Freeman Paul K. Freeman*	Trustee	May 23, 2005
/s/Robert B. Hoffman Robert B. Hoffman*	Trustee	May 23, 2005
/s/William McClayton* William McClayton	Trustee	May 23, 2005
/s/Shirley D. Peterson Shirley D. Peterson*	Trustee and Chairman	May 23, 2005
/s/John G. Weithers John G. Weithers*	Trustee	May 23, 2005

1

*By:	/s/ Caroline Pearson

Caroline Pearson** Assistant Secretary

**	Attorney-in-fact pursuant to the power of attorney contained in and incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on May 13, 2005.

2